CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Profit after tax	€ 5,376	€ 5,283	€ 3,370
Items that will not be reclassified to profit or loss
Remeasurements on defined benefit pension plans, before tax	43	39	(57)
Income taxes relating to remeasurements on defined benefit pension plans	(9)	(9)	5
Remeasurements on defined benefit pension plans, net of tax	34	30	(52)
Other comprehensive income for items that will not be reclassified to profit or loss, net of tax	34	30	(52)
Items that will be reclassified subsequently to profit or loss
Gains (losses) on exchange differences on translation, before tax	2,825	(2,793)	537
Reclassification adjustments on exchange differences on translation, before tax	30	0	0
Exchange differences, before tax	2,855	(2,793)	537
Income taxes relating to exchange differences on translation	(9)	1	0
Exchange differences, net of tax	2,846	(2,792)	537
Gains (losses) on cash flow hedges/cost of hedging, before tax	(39)	20	(24)
Reclassification adjustments on cash flow hedges/cost of hedging, before tax	4	(6)	22
Cash flow hedges/cost of hedging, before tax	(35)	14	(2)
Income taxes relating to cash flow hedges/cost of hedging	9	(4)	0
Cash flow hedges/cost of hedging, net of tax	(26)	10	(1)
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	2,819	(2,782)	536
Other comprehensive income, net of tax	2,853	(2,752)	483
Total comprehensive income	8,230	2,531	3,854
Attributable to owners of parent	8,058	2,393	3,804
Attributable to non-controlling interests	€ 172	€ 138	€ 50